Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2022 (Unaudited)

Common Stocks (79.2%)
Security Description	Shares	Fair Value ($)

Communication Services (8.0%)
Alphabet, Inc., Class A (a)	2,000	5,562,700
Alphabet, Inc., Class C (a)	11,000	30,722,890
Comcast Corp., Class A	200,000	9,364,000
Meta Platforms, Inc., Class B (a)	20,000	4,447,200
Omnicom Group, Inc.	30,000	2,546,400
		52,643,190

Consumer Discretionary (6.7%)
Dollar General Corp.	17,500	3,896,025
Lowe’s Cos., Inc.	25,000	5,054,750
NIKE, Inc., Class B	102,500	13,792,400
O’Reilly Automotive, Inc. (a)	4,500	3,082,320
Ross Stores, Inc.	38,000	3,437,480
Starbucks Corp.	100,000	9,097,000
The Home Depot, Inc.	5,000	1,496,650
The TJX Cos., Inc.	70,000	4,240,600
		44,097,225

Consumer Staples (7.0%)
Church & Dwight Co., Inc.	50,000	4,969,000
Costco Wholesale Corp.	35,000	20,154,750
Diageo PLC, Sponsored ADR	25,000	5,078,500
McCormick & Co., Inc.	40,000	3,992,000
PepsiCo, Inc.	30,000	5,021,400
Sysco Corp.	35,000	2,857,750
The Procter & Gamble Co.	25,000	3,820,000
		45,893,400

Energy (2.3%)
Chevron Corp.	20,000	3,256,600
ConocoPhillips	25,000	2,500,000
Exxon Mobil Corp.	60,000	4,955,400
Schlumberger NV	100,000	4,131,000
		14,843,000

Financials (11.5%)
American Express Co.	30,000	5,610,000
Berkshire Hathaway, Inc., Class B (a)	22,500	7,940,475
Chubb Ltd.	20,000	4,278,000
Cincinnati Financial Corp.	60,000	8,157,600
Comerica, Inc.	20,000	1,808,600
FactSet Research Systems, Inc.	13,720	5,956,538
JPMorgan Chase & Co.	85,000	11,587,200
Moody’s Corp.	7,000	2,361,870
Northern Trust Corp.	50,000	5,822,500
State Street Corp.	10,000	871,200
T. Rowe Price Group, Inc.	55,000	8,315,450
The PNC Financial Services Group, Inc.	30,000	5,533,500
U.S. Bancorp	130,000	6,909,500
		75,152,433

Health Care (9.9%)
Becton, Dickinson & Co.	35,000	9,310,000
DENTSPLY SIRONA, Inc.	50,000	2,461,000
Edwards Lifesciences Corp. (a)	105,000	12,360,600
Johnson & Johnson	50,000	8,861,500
Medtronic PLC	27,500	3,051,125
Merck & Co., Inc.	50,000	4,102,500
Mettler-Toledo International, Inc. (a)	5,000	6,865,950
Stryker Corp.	25,000	6,683,750
UnitedHealth Group, Inc.	17,500	8,924,475
Waters Corp. (a)	7,500	2,327,925
		64,948,825
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (8.2%)
3M Co.	22,500	3,349,800
Donaldson Co., Inc.	50,000	2,596,500
Honeywell International, Inc.	15,000	2,918,700
Hubbell, Inc.	42,500	7,810,225
Illinois Tool Works, Inc.	25,400	5,318,760
Union Pacific Corp.	45,000	12,294,450
United Parcel Service, Inc., Class B	54,000	11,580,840
W.W. Grainger, Inc.	15,000	7,736,850
		53,606,125

Information Technology (23.5%)
Accenture PLC, Class A	62,000	20,908,260
Adobe, Inc. (a)	8,500	3,872,770
Apple, Inc.	230,000	40,160,300
Automatic Data Processing, Inc.	81,000	18,430,740
Cisco Systems, Inc.	65,000	3,624,400
Intuit, Inc.	5,500	2,644,620
Microsoft Corp.	130,000	40,080,299
Oracle Corp.	100,000	8,273,000
Visa, Inc., Class A	70,000	15,523,900
		153,518,289

Materials (1.2%)
Air Products & Chemicals, Inc.	15,000	3,748,650
AptarGroup, Inc.	32,500	3,818,750
		7,567,400

Utilities (0.9%)
Eversource Energy	70,000	6,173,300
		6,173,300
TOTAL COMMON STOCKS (Cost $148,038,112)		518,443,187

Corporate Bonds (2.9%)
	Principal
	Amount ($)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30,
Callable 7/15/30 @ 100	900,000	958,616
Verizon Communications, Inc., 4.02%,
12/3/29, Callable 9/3/29 @ 100	250,000	260,126
		1,218,742

Consumer Discretionary (0.1%)
Toyota Motor Credit Corp., 3.65%,
1/8/29	350,000	357,949

Consumer Staples (0.1%)
McCormick & Co., Inc., 3.50%, 9/1/23,
Callable 6/1/23 @ 100	500,000	503,792

Financials (1.2%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,938,489
Bank of America Corp., 4.18%,
11/25/27, MTN, Callable 11/25/26
@ 100	500,000	511,093
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	2,027,052
Cincinnati Financial Corp., 6.92%,
5/15/28	500,000	597,423
JPMorgan Chase & Co., 3.90%,
7/15/25, Callable 4/15/25 @ 100	1,000,000	1,027,394

1

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2022 (Unaudited)

Corporate Bonds (continued)
	Principal
Security Description	Amount ($)	Fair Value ($)

Financials, (continued)
JPMorgan Chase & Co., 4.01%,
4/23/29, Callable 4/23/28 @ 100	500,000	512,668
Wells Fargo & Co., 3.55%, 9/29/25,
MTN	2,000,000	2,030,184
		8,644,303

Health Care (0.2%)
Merck & Co., Inc., 1.70%, 6/10/27,
Callable 5/10/27 @ 100	350,000	332,312
Pfizer, Inc., 3.60%, 9/15/28, Callable
6/15/28 @ 100	500,000	522,396
UnitedHealth Group, Inc., 3.38%,
4/15/27	500,000	509,661
		1,364,369

Industrials (0.3%)
Emerson Electric Co., 2.00%,
12/21/28, Callable 10/21/28 @ 100	400,000	374,867
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	1,000,000	1,003,107
John Deere Capital Corp., 3.45%,
3/7/29, MTN	500,000	514,409
		1,892,383

Information Technology (0.7%)
Apple, Inc., 3.25%, 2/23/26, Callable
11/23/25 @ 100	2,500,000	2,548,940
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	2,000,000	2,028,420
		4,577,360

Materials (0.1%)
Air Products and Chemicals, Inc.,
1.85%, 5/15/27, Callable 3/15/27 @
100	400,000	379,025

TOTAL CORPORATE BONDS (Cost
$19,050,287)		18,937,923

Municipal Bonds (2.7%)

Massachusetts (2.7%)
City of Newton Massachusetts, GO,
2.00%, 2/15/36, Callable 2/15/29
@ 100	545,000	455,465
Commonwealth of Massachusetts
Transportation Fund Revenue, Series
A, 4.00%, 6/1/36, Callable 12/1/27
@ 100	500,000	539,647
Commonwealth of Massachusetts, GO,
Series C, 5.50%, 12/1/22	600,000	616,617
Commonwealth of Massachusetts,
GO, Series C, 4.00%, 7/1/31, Callable
7/1/22 @ 100	1,000,000	1,005,504
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/35, Callable
5/1/29 @ 100	7,550,000	7,497,927
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/36, Callable
5/1/29 @ 100	5,000,000	4,927,983
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 4/1/37, Callable
4/1/27 @ 100	250,000	279,761
Municipal Bonds (continued)
	Principal
Security Description	Amount ($)	Fair Value ($)

Massachusetts (continued)
Commonwealth of Massachusetts,
GO, Series E, 4.00%, 9/1/37, Callable
9/1/25 @ 100	1,600,000	1,687,483
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 7/1/38, Callable
7/1/26 @ 100	260,000	287,723
Commonwealth of Massachusetts,
GO, Series A, 5.00%, 1/1/43, Callable
1/1/28 @ 100	250,000	281,466
		17,579,576

Washington (0.0%) (b)
State of Washington, GO, Series A,
5.00%, 8/1/35, Callable 8/1/23 @
100	250,000	259,663

TOTAL MUNICIPAL BONDS (Cost $18,541,589)		17,839,239

U.S. Government & U.S. Government Agency Obligations (13.7%)

Federal Farm Credit Bank (1.8%)
2.85%, 3/2/28	2,400,000	2,438,553
2.95%, 1/27/25	2,000,000	2,027,973
3.14%, 12/5/29	2,500,000	2,605,237
3.39%, 2/1/28	2,000,000	2,090,584
3.85%, 12/26/25	2,770,000	2,902,399
		12,064,746
Federal Home Loan Bank (2.1%)
2.38%, 3/13/26	6,000,000	5,964,760
2.50%, 12/10/27	1,500,000	1,501,800
2.63%, 6/11/27	1,500,000	1,505,889
2.88%, 9/13/24	2,500,000	2,526,923
3.50%, 9/24/29	2,000,000	2,134,517
		13,633,889
U.S. Treasury Note (9.8%)
1.75%, 11/15/29	21,000,000	20,119,395
2.50%, 1/31/24	39,000,000	39,162,246
2.88%, 5/15/28	4,500,000	4,611,006
		63,892,647
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $89,330,143)		89,591,282

Investment Companies (1.4%)
	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.25% (c)	8,944,212	8,944,212
TOTAL INVESTMENT COMPANIES (Cost $8,944,212)		8,944,212

Total Investments (Cost $283,904,343) — 99.9%		653,755,843
Other assets in excess of liabilities — 0.1%		677,543
NET ASSETS — 100.0%		$654,433,386

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of March 31, 2022.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

2

Schedule of Portfolio Investments	Boston Trust Equity Fund
March 31, 2022 (Unaudited)

Common Stocks (98.8%)
Security Description	Shares	Fair Value ($)

Communication Services (10.9%)
Alphabet, Inc., Class A (a)	750	2,086,013
Alphabet, Inc., Class C (a)	5,000	13,964,950
Comcast Corp., Class A	65,000	3,043,300
Electronic Arts, Inc.	15,000	1,897,650
Meta Platforms, Inc., Class B (a)	9,000	2,001,240
Omnicom Group, Inc.	5,000	424,400
		23,417,553

Consumer Discretionary (9.1%)
Amazon. com, Inc. (a)	725	2,363,464
Dollar General Corp.	8,500	1,892,355
Lowe’s Cos., Inc.	10,000	2,021,900
NIKE, Inc., Class B	30,000	4,036,800
O’Reilly Automotive, Inc. (a)	3,300	2,260,368
Ross Stores, Inc.	12,500	1,130,750
Starbucks Corp.	40,000	3,638,800
The Home Depot, Inc.	3,000	897,990
The TJX Cos., Inc.	21,500	1,302,470
		19,544,897

Consumer Staples (8.3%)
Church & Dwight Co., Inc.	15,000	1,490,700
Costco Wholesale Corp.	13,750	7,917,938
Diageo PLC, Sponsored ADR	7,500	1,523,550
McCormick & Co., Inc.	14,000	1,397,200
PepsiCo, Inc.	10,000	1,673,800
Sysco Corp.	20,000	1,633,000
The Estee Lauder Cos., Inc.	3,500	953,120
The Procter & Gamble Co.	9,000	1,375,200
		17,964,508

Energy (3.7%)
Chevron Corp.	13,000	2,116,790
Exxon Mobil Corp.	34,000	2,808,060
Schlumberger NV	75,000	3,098,250
		8,023,100

Financials (14.5%)
American Express Co.	15,000	2,805,000
Berkshire Hathaway, Inc., Class B (a)	10,000	3,529,100
Chubb Ltd.	10,000	2,139,000
Cincinnati Financial Corp.	20,000	2,719,200
Commerce Bancshares, Inc.	2,756	197,302
FactSet Research Systems, Inc.	5,500	2,387,825
JPMorgan Chase & Co.	30,000	4,089,600
Moody’s Corp.	4,000	1,349,640
Northern Trust Corp.	22,500	2,620,125
T. Rowe Price Group, Inc.	20,000	3,023,800
The PNC Financial Services Group, Inc.	17,500	3,227,875
U.S. Bancorp	59,000	3,135,850
		31,224,317

Health Care (11.9%)
Becton, Dickinson & Co.	15,000	3,990,000
Dentsply Sirona, Inc.	25,000	1,230,500
Edwards Lifesciences Corp. (a)	22,500	2,648,700
Johnson & Johnson	17,500	3,101,525
Medtronic PLC	10,000	1,109,500
Merck & Co., Inc.	26,500	2,174,325
Mettler-Toledo International, Inc. (a)	1,500	2,059,785
Stryker Corp.	12,000	3,208,200
UnitedHealth Group, Inc.	12,000	6,119,640
		25,642,175
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (10.2%)
3M Co.	2,500	372,200
Deere & Co.	4,750	1,973,435
Donaldson Co., Inc.	15,000	778,950
Hubbell, Inc.	15,000	2,756,550
Illinois Tool Works, Inc.	15,000	3,141,000
Union Pacific Corp.	22,500	6,147,225
United Parcel Service, Inc., Class B	15,000	3,216,900
W.W. Grainger, Inc.	7,000	3,610,530
		21,996,790

Information Technology (26.6%)
Accenture PLC, Class A	25,000	8,430,750
Adobe, Inc. (a)	4,000	1,822,480
Apple, Inc.	87,000	15,191,070
Automatic Data Processing, Inc.	20,000	4,550,800
Cisco Systems, Inc.	20,000	1,115,200
Intuit, Inc.	2,000	961,680
Microsoft Corp.	51,000	15,723,809
Oracle Corp.	40,000	3,309,200
Visa, Inc., Class A	28,000	6,209,560
		57,314,549

Materials (2.5%)
Air Products & Chemicals, Inc.	9,500	2,374,145
AptarGroup, Inc.	14,250	1,674,375
PPG Industries, Inc.	10,000	1,310,700
		5,359,220

Utilities (1.1%)
Eversource Energy	27,000	2,381,130
		2,381,130

TOTAL COMMON STOCKS (Cost $69,628,347)		212,868,239

Investment Companies (1.2%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.25% (b)	2,534,471	2,534,471
TOTAL INVESTMENT COMPANIES (Cost $2,534,471)		2,534,471

Total Investments (Cost $72,162,818) — 100.0%		215,402,710
Other assets in excess of liabilities — 0.0%		59,850
NET ASSETS — 100.0%		$215,462,560

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Midcap Fund
March 31, 2022 (Unaudited)

Common Stocks (98.9%)
Security Description	Shares	Fair Value ($)

Communication Services (2.6%)
Electronic Arts, Inc.	21,900	2,770,569
Omnicom Group, Inc.	19,650	1,667,892
		4,438,461

Consumer Discretionary (11.8%)
AutoZone, Inc. (a)	900	1,840,122
Carter’s, Inc.	24,325	2,237,657
Columbia Sportswear Co.	17,825	1,613,697
eBay, Inc.	30,075	1,722,095
Hyatt Hotels Corp., Class A (a)	17,775	1,696,624
O’Reilly Automotive, Inc. (a)	2,575	1,763,772
Ross Stores, Inc.	34,225	3,095,993
Service Corporation International	33,725	2,219,780
Tractor Supply Co.	7,225	1,686,098
Ulta Beauty, Inc. (a)	5,225	2,080,699
		19,956,537

Consumer Staples (4.7%)
Church & Dwight Co., Inc.	21,500	2,136,670
The Boston Beer Co., Inc., Class A (a)	3,400	1,320,798
The Hershey Co.	12,950	2,805,359
The JM Smucker Co.	12,825	1,736,633
		7,999,460

Energy (3.8%)
Baker Hughes Co.	176,350	6,420,904
		6,420,904

Financials (16.2%)
Brown & Brown, Inc.	29,225	2,112,091
Cboe Global Markets, Inc.	16,650	1,905,093
East West Bancorp, Inc.	27,175	2,147,369
Everest Re Group Ltd.	7,300	2,200,074
FactSet Research Systems, Inc.	7,200	3,125,880
M&T Bank Corp.	20,275	3,436,612
Northern Trust Corp.	27,225	3,170,351
SEI Investments Co.	63,250	3,808,283
Signature Bank	6,475	1,900,348
T. Rowe Price Group, Inc.	24,175	3,655,018
		27,461,119

Health Care (12.4%)
Agilent Technologies, Inc.	17,400	2,302,542
Chemed Corp.	5,000	2,532,750
Henry Schein, Inc. (a)	20,225	1,763,418
Laboratory Corp. of America Holdings
(a)	6,400	1,687,424
Medpace Holdings, Inc. (a)	11,075	1,811,759
Mettler-Toledo International, Inc. (a)	1,260	1,730,219
Steris PLC	10,900	2,635,293
Teleflex, Inc.	5,775	2,049,143
The Cooper Cos., Inc.	5,325	2,223,667
Waters Corp. (a)	7,500	2,327,925
		21,064,140

Industrials (14.4%)
AMETEK, Inc.	13,025	1,734,670
AO Smith Corp.	23,675	1,512,596
Cummins, Inc.	7,050	1,446,026
Donaldson Co., Inc.	33,500	1,739,654
Expeditors International of Washington,
Inc.	24,325	2,509,367
Hubbell, Inc.	11,800	2,168,486
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Lincoln Electric Holdings, Inc.	12,850	1,770,858
Masco Corp.	47,525	2,423,774
Nordson Corp.	6,675	1,515,759
Stanley Black & Decker, Inc.	10,700	1,495,753
The Middleby Corp. (a)	8,850	1,450,869
Verisk Analytics, Inc.	8,850	1,899,476
W.W. Grainger, Inc.	5,450	2,811,056
		24,478,344

Information Technology (17.8%)
Akamai Technologies, Inc. (a)	14,000	1,671,460
Amdocs Ltd.	21,875	1,798,344
Amphenol Corp., Class A	30,500	2,298,175
ANSYS, Inc. (a)	4,475	1,421,484
Arista Networks, Inc. (a)	16,800	2,334,864
Aspen Technology, Inc. (a)	17,825	2,947,720
Broadridge Finance Solutions, Inc.	11,000	1,712,810
Check Point Software Technologies
Ltd. (a)	12,900	1,783,554
F5, Inc. (a)	11,775	2,460,386
Paychex, Inc.	32,275	4,404,568
Synopsys, Inc. (a)	8,875	2,957,771
TE Connectivity Ltd.	19,275	2,524,640
Trimble, Inc. (a)	23,450	1,691,683
		30,007,459

Materials (4.9%)
AptarGroup, Inc.	22,025	2,587,938
Avery Dennison Corp.	12,425	2,161,577
Packaging Corp. of America	11,525	1,799,168
RPM International, Inc.	20,975	1,708,204
		8,256,887

Real Estate (4.4%)
Alexandria Real Estate Equities, Inc.	9,025	1,816,281
AvalonBay Communities, Inc.	7,350	1,825,520
Jones Lang LaSalle, Inc. (a)	9,250	2,215,005
Realty Income Corp.	23,400	1,621,620
		7,478,426

Utilities (5.9%)
Atmos Energy Corp.	26,900	3,214,281
Eversource Energy	39,500	3,483,505
ONE Gas, Inc.	38,375	3,386,210
		10,083,996

TOTAL COMMON STOCKS (Cost $108,099,470)		167,645,733

Investment Companies (2.0%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.25% (b)	3,416,474	3,416,474
TOTAL INVESTMENT COMPANIES (Cost $3,416,474)		3,416,474

Total Investments (Cost $111,515,944) — 100.9%		171,062,207
Liabilities in excess of other assets — (0.9)%		(1,541,440)
NET ASSETS — 100.0%		$169,520,767

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2022 (Unaudited)

Common Stocks (98.6%)
Security Description	Shares	Fair Value ($)

Communication Services (3.3%)
Interpublic Group of Cos., Inc.	258,900	9,178,005
Omnicom Group, Inc.	135,000	11,458,800
		20,636,805

Consumer Discretionary (10.4%)
Carter’s, Inc.	68,800	6,328,912
Cavco Industries, Inc. (a)	25,860	6,228,381
Choice Hotels International, Inc.	71,600	10,150,016
Columbia Sportswear Co.	104,175	9,430,962
Service Corporation International	184,600	12,150,372
Texas Roadhouse, Inc.	57,505	4,814,894
TopBuild Corp. (a)	34,600	6,276,094
Williams Sonoma, Inc.	59,900	8,685,500
		64,065,131

Consumer Staples (4.6%)
Church & Dwight Co., Inc.	85,175	8,464,692
Flowers Foods, Inc.	242,250	6,228,248
Lamb Weston Holdings, Inc.	95,625	5,728,894
The JM Smucker Co.	57,925	7,843,623
		28,265,457

Energy (3.4%)
Baker Hughes Co.	311,125	11,328,061
Helmerich & Payne, Inc.	220,425	9,429,782
		20,757,843

Financials (15.1%)
American Financial Group, Inc.	61,100	8,897,382
Brown & Brown, Inc.	112,925	8,161,090
Cboe Global Markets, Inc.	52,800	6,041,376
Cohen & Steers, Inc.	70,700	6,072,423
East West Bancorp, Inc.	144,200	11,394,684
FactSet Research Systems, Inc.	23,925	10,387,039
M&T Bank Corp.	65,800	11,153,100
SEI Investments Co.	198,300	11,939,643
Signature Bank	35,300	10,360,197
UMB Financial Corp.	90,400	8,783,264
		93,190,198

Health Care (16.0%)
Charles River Laboratories
International, Inc. (a)	33,375	9,477,499
Chemed Corp.	27,575	13,968,117
Haemonetics Corp. (a)	61,127	3,864,449
Henry Schein, Inc. (a)	119,575	10,425,744
Medpace Holdings, Inc. (a)	80,000	13,087,199
PerkinElmer, Inc.	74,300	12,962,378
Steris PLC	50,400	12,185,208
The Cooper Cos., Inc.	28,600	11,943,074
Waters Corp. (a)	37,200	11,546,508
		99,460,176

Industrials (15.7%)
AO Smith Corp.	112,500	7,187,625
Applied Industrial Technologies, Inc.	77,125	7,917,653
C.H. Robinson Worldwide, Inc.	62,600	6,742,646
Donaldson Co., Inc.	174,300	9,051,398
Expeditors International of Washington,
Inc.	91,100	9,397,876
Hubbell, Inc.	41,625	7,649,426
Lincoln Electric Holdings, Inc.	64,550	8,895,635
Masco Corp.	122,700	6,257,700
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Nordson Corp.	33,400	7,584,472
Robert Half International, Inc.	78,025	8,908,895
Snap-on, Inc.	28,973	5,953,372
The Middleby Corp. (a)	31,375	5,143,618
The Toro Co.	72,100	6,163,829
		96,854,145

Information Technology (14.4%)
Akamai Technologies, Inc. (a)	98,900	11,807,670
Amdocs Ltd.	98,450	8,093,575
Aspen Technology, Inc. (a)	85,500	14,139,135
Broadridge Finance Solutions, Inc.	50,975	7,937,317
Dolby Laboratories, Inc., Class A	41,345	3,234,006
F5, Inc. (a)	37,100	7,752,045
Jack Henry & Associates, Inc.	44,100	8,689,905
Manhattan Associates, Inc. (a)	39,525	5,482,513
NetApp, Inc.	94,100	7,810,300
Progress Software Corp.	156,275	7,358,990
Trimble, Inc. (a)	88,300	6,369,962
		88,675,418

Materials (5.5%)
AptarGroup, Inc.	80,400	9,447,000
Avery Dennison Corp.	40,425	7,032,737
Packaging Corp. of America	44,000	6,868,840
RPM International, Inc.	126,700	10,318,448
		33,667,025

Real Estate (6.6%)
CubeSmart	106,100	5,520,383
Jones Lang LaSalle, Inc. (a)	49,800	11,925,108
Lamar Advertising Co., Class A	76,725	8,913,911
Physicians Realty Trust	441,350	7,741,279
STAG Industrial, Inc.	155,275	6,420,621
		40,521,302

Utilities (3.6%)
Atmos Energy Corp.	74,400	8,890,056
IDACORP, Inc.	45,650	5,266,184
ONE Gas, Inc.	89,000	7,853,360
		22,009,600

TOTAL COMMON STOCKS (Cost $500,837,621)		608,103,100

Investment Companies (1.5%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.25% (b)	9,221,871	9,221,871
TOTAL INVESTMENT COMPANIES (Cost $9,221,871)		9,221,871

Total Investments (Cost $510,059,492) — 100.1%		617,324,971
Liabilities in excess of other assets — (0.1)%		(906,774)
NET ASSETS — 100.0%		$616,418,197

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund
March 31, 2022 (Unaudited)

Common Stocks (71.2%)
Security Description	Shares	Fair Value ($)

Communication Services (7.1%)
Alphabet, Inc., Class A (a)	1,000	2,781,350
Alphabet, Inc., Class C (a)	2,450	6,842,826
Charter Communications, Inc., Class A (a)	2,445	1,333,796
Comcast Corp., Class A	30,475	1,426,840
Electronic Arts, Inc.	11,685	1,478,269
		13,863,081

Consumer Discretionary (6.9%)
AutoZone, Inc. (a)	890	1,819,675
Dollar General Corp.	7,200	1,602,936
eBay, Inc.	20,975	1,201,029
Lowe’s Cos., Inc.	4,700	950,293
McDonald’s Corp.	5,600	1,384,768
NIKE, Inc., Class B	17,000	2,287,520
Ross Stores, Inc.	13,000	1,175,980
Starbucks Corp.	18,100	1,646,557
The Home Depot, Inc.	4,675	1,399,368
		13,468,126

Consumer Staples (3.7%)
Costco Wholesale Corp.	6,500	3,743,025
PepsiCo, Inc.	11,500	1,924,870
The Estee Lauder Cos., Inc.	6,000	1,633,920
		7,301,815

Energy (2.7%)
ConocoPhillips	53,100	5,310,000
		5,310,000

Financials (9.9%)
American Express Co.	8,500	1,589,500
Chubb Ltd.	7,500	1,604,250
East West Bancorp, Inc.	15,000	1,185,300
FactSet Research Systems, Inc.	3,000	1,302,450
JPMorgan Chase & Co.	24,500	3,339,840
Marsh & McLennan Cos., Inc.	8,000	1,363,360
Moody’s Corp.	4,500	1,518,345
Northern Trust Corp.	20,000	2,329,000
T. Rowe Price Group, Inc.	10,000	1,511,900
The PNC Financial Services Group, Inc.	7,000	1,291,150
U.S. Bancorp	45,000	2,391,750
		19,426,845

Health Care (10.1%)
Becton, Dickinson & Co.	7,250	1,928,500
Danaher Corp.	4,300	1,261,319
Intuitive Surgical, Inc. (a)	3,500	1,055,880
Johnson & Johnson	10,750	1,905,223
Medtronic PLC	16,800	1,863,960
Merck & Co., Inc.	15,000	1,230,750
Mettler-Toledo International, Inc. (a)	1,400	1,922,466
Stryker Corp.	9,250	2,472,987
The Cooper Cos., Inc.	3,000	1,252,770
UnitedHealth Group, Inc.	6,750	3,442,298
Waters Corp. (a)	5,500	1,707,145
		20,043,298

Industrials (7.3%)
Cummins, Inc.	5,500	1,128,105
Deere & Co.	5,500	2,285,030
Donaldson Co., Inc.	19,000	986,670
Hubbell, Inc.	8,000	1,470,160
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Illinois Tool Works, Inc.	5,000	1,047,000
Masco Corp.	22,500	1,147,500
Union Pacific Corp.	9,500	2,595,495
United Parcel Service, Inc., Class B	10,000	2,144,600
W.W. Grainger, Inc.	3,000	1,547,370
		14,351,930

Information Technology (20.7%)
Accenture PLC, Class A	12,025	4,055,191
Adobe, Inc. (a)	2,340	1,066,151
Analog Devices, Inc.	8,995	1,485,794
Apple, Inc.	66,000	11,524,260
Automatic Data Processing, Inc.	13,000	2,958,020
Cisco Systems, Inc.	38,900	2,169,064
Microsoft Corp.	33,500	10,328,384
Oracle Corp.	22,000	1,820,060
PayPal Holdings, Inc. (a)	8,500	983,025
TE Connectivity Ltd.	6,500	851,370
Visa, Inc., Class A	16,500	3,659,205
		40,900,524

Materials (1.7%)
Air Products & Chemicals, Inc.	4,500	1,124,595
AptarGroup, Inc.	10,500	1,233,750
PPG Industries, Inc.	8,000	1,048,560
		3,406,905

Utilities (1.1%)
Eversource Energy	23,775	2,096,717
		2,096,717
TOTAL COMMON STOCKS (Cost $55,477,905)		140,169,241

Corporate Bonds (7.3%)
	Principal
	Amount ($)

Communication Services (0.7%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	253,597
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	258,714
Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	1,000,000	871,402
		1,383,713

Consumer Discretionary (0.6%)
Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100	300,000	258,632
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	500,000	498,863
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	342,205
		1,099,700

Consumer Staples (0.3%)
The Estee Lauder Cos., Inc., 1.95%, 3/15/31, Callable 12/15/30 @ 100	750,000	681,482

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	288,861
John Deere Capital Corp., 2.80%, 7/18/29	350,000	344,044

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund
March 31, 2022 (Unaudited)

Corporate Bonds (continued)
Security Description	Principal Amount ($)	Fair Value ($)

Financials, (continued)
John Deere Capital Corp., 2.95%, 4/1/22, MTN	150,000	150,000
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	497,357
		1,280,262

Health Care (1.3%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	100,832
Healthcare Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	94,226
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	250,125
Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30 @ 100	500,000	453,905
Pfizer, Inc., 3.40%, 5/15/24	100,000	102,112
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	304,148
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,183,040
		2,488,388

Industrials (0.6%)
3M Co., 3.00%, 8/7/25, MTN	250,000	251,487
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	201,936
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	200,000	182,184
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	145,922
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	150,466
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	195,808
		1,127,803

Information Technology (1.8%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	334,050
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	151,311
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	202,848
Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	1,000,000	1,053,681
Intuit, Inc., 0.65%, 7/15/23	1,000,000	979,182
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	100,911
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	153,276
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	200,000	195,744
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	302,569
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	278,908
		3,752,480

Materials (0.7%)
Air Products And Chemicals, Inc., 2.05%, 5/15/30, Callable 2/15/30 @ 100	1,425,000	1,315,472
Corporate Bonds (continued)
Security Description	Principal Amount ($)	Fair Value ($)

Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	998,096
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	200,447
		1,198,543
TOTAL CORPORATE BONDS (Cost $15,043,142)		14,327,843

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33, Callable 8/1/30 @ 100	350,000	294,883

Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	436,765

New York (0.1%)
New York State Environmental Facilities Corp. Revenue, 1.89%, 7/15/22	190,000	190,635
TOTAL MUNICIPAL BONDS (Cost $1,048,262)		922,283

U.S. Government & U.S. Government Agency Obligations (19.4%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	253,008
2.85%, 3/2/28	750,000	762,048
		1,015,056

Federal Home Loan Bank (1.0%)
2.88%, 9/13/24	1,000,000	1,010,769
5.50%, 7/15/36	700,000	912,271
		1,923,040

Federal National Mortgage Association (2.8%)
1.88%, 9/24/26	1,000,000	975,267
2.13%, 4/24/26	1,250,000	1,233,686
2.63%, 9/6/24	3,250,000	3,271,767
		5,480,720

Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	10,865	11,339
4.00%, 9/15/41	35,220	36,644
		47,983

Housing & Urban Development (0.2%)
2.70%, 8/1/22	362,000	364,457

U.S. Treasury Inflation Index Note (2.1%)
0.13%, 1/15/31	2,186,453	2,330,381
0.25%, 7/15/29	1,098,820	1,176,769
0.75%, 7/15/28	559,870	614,203
		4,121,353

U.S. Treasury Note (12.8%)
0.63%, 8/15/30	1,400,000	1,217,480
0.88%, 11/15/30	1,750,000	1,551,416
1.13%, 2/15/31	12,950,000	11,702,299
1.63%, 8/15/29	6,000,000	5,697,305
2.50%, 2/28/26	900,000	899,965

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund
March 31, 2022 (Unaudited)

U.S. Government & U.S. Government Agency Obligations
(continued)
	Principal
Security Description	Amount ($)	Fair Value ($)

U.S. Treasury Note (12.8%) (continued)
2.75%, 2/28/25	4,000,000	4,031,094
		25,099,559
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $39,340,406)		38,052,168

Yankee Dollar (0.2%)

Financials (0.2%)
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	355,956
TOTAL YANKEE DOLLAR (Cost $352,190)		355,956

Investment Companies (1.3%)

	Shares
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.25% (c)	2,608,809	2,608,809
TOTAL INVESTMENT COMPANIES (Cost $2,608,809)		2,608,809

Total Investments (Cost $113,870,714) — 99.9%		196,436,300
Other assets in excess of liabilities — 0.1%		132,291
NET ASSETS — 100.0%		$196,568,591

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of March 31, 2022.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund
March 31, 2022 (Unaudited)

Common Stocks (99.0%)
Security Description	Shares	Fair Value ($)

Communication Services (9.4%)
Alphabet, Inc., Class A (a)	2,625	7,301,044
Alphabet, Inc., Class C (a)	4,300	12,009,856
Comcast Corp., Class A	69,725	3,264,525
Electronic Arts, Inc.	22,900	2,897,079
The Walt Disney Co. (a)	3,250	445,770
		25,918,274

Consumer Discretionary (10.0%)
AutoZone, Inc. (a)	2,150	4,395,847
Dollar General Corp.	17,975	4,001,774
eBay, Inc.	50,500	2,891,630
McDonald’s Corp.	11,225	2,775,718
NIKE, Inc., Class B	30,600	4,117,536
Ross Stores, Inc.	19,675	1,779,801
Starbucks Corp.	42,600	3,875,322
The Home Depot, Inc.	12,225	3,659,309
		27,496,937

Consumer Staples (5.1%)
Costco Wholesale Corp.	8,750	5,038,687
PepsiCo, Inc.	29,975	5,017,216
The Estee Lauder Cos., Inc.	9,225	2,512,152
The Hershey Co.	6,775	1,467,668
		14,035,723

Energy (4.4%)
ConocoPhillips	120,125	12,012,500
		12,012,500

Financials (14.4%)
American Express Co.	12,975	2,426,325
Chubb Ltd.	17,600	3,764,640
East West Bancorp, Inc.	32,100	2,536,542
FactSet Research Systems, Inc.	8,800	3,820,520
JPMorgan Chase & Co.	46,575	6,349,104
Marsh & McLennan Cos., Inc.	19,700	3,357,274
Moody’s Corp.	11,000	3,711,510
Northern Trust Corp.	42,925	4,998,616
T. Rowe Price Group, Inc.	20,875	3,156,091
U.S. Bancorp	101,600	5,400,040
		39,520,662

Health Care (12.9%)
Becton, Dickinson & Co.	18,100	4,814,599
Danaher Corp.	5,000	1,466,650
Johnson & Johnson	30,300	5,370,069
Medtronic PLC	29,850	3,311,858
Merck & Co., Inc.	35,025	2,873,801
Mettler-Toledo International, Inc. (a)	500	686,595
Stryker Corp.	14,125	3,776,319
The Cooper Cos., Inc.	6,100	2,547,299
UnitedHealth Group, Inc.	14,750	7,522,058
Waters Corp. (a)	9,425	2,925,426
		35,294,674

Industrials (10.2%)
Cummins, Inc.	9,675	1,984,439
Deere & Co.	13,000	5,400,979
Donaldson Co., Inc.	41,850	2,173,271
Hubbell, Inc.	17,750	3,261,918
Masco Corp.	41,850	2,134,350
Union Pacific Corp.	24,975	6,823,420
United Parcel Service, Inc., Class B	21,275	4,562,637
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
W.W. Grainger, Inc.	3,000	1,547,370
		27,888,384

Information Technology (28.7%)
Accenture PLC, Class A	24,715	8,334,639
Adobe, Inc. (a)	6,425	2,927,358
Analog Devices, Inc.	21,700	3,584,406
Apple, Inc.	124,500	21,738,945
Applied Materials, Inc.	16,500	2,174,700
Automatic Data Processing, Inc.	20,300	4,619,062
Cisco Systems, Inc.	50,025	2,789,394
Intuit, Inc.	1,750	841,470
Microsoft Corp.	62,250	19,192,297
Oracle Corp.	25,875	2,140,639
TE Connectivity Ltd.	22,425	2,937,227
Visa, Inc., Class A	34,200	7,584,534
		78,864,671

Materials (2.4%)
Air Products & Chemicals, Inc.	17,000	4,248,470
AptarGroup, Inc.	20,775	2,441,063
		6,689,533

Utilities (1.5%)
Eversource Energy	47,500	4,189,025
		4,189,025
TOTAL COMMON STOCKS (Cost $115,933,066)		271,910,383

Investment Companies (1.0%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.25% (b)	2,772,498	2,772,498
TOTAL INVESTMENT COMPANIES (Cost $2,772,498)		2,772,498

Total Investments (Cost $118,705,564) — 100.0%		274,682,881
Liabilities in excess of other assets — 0.0%		(69,239)
NET ASSETS — 100.0%		$274,613,642

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund
March 31, 2022 (Unaudited)

Common Stocks (99.0%)
Security Description	Shares	Fair Value ($)

Communication Services (2.6%)
Electronic Arts, Inc.	12,725	1,609,840
Omnicom Group, Inc.	12,000	1,018,560
		2,628,400

Consumer Discretionary (11.2%)
AutoZone, Inc. (a)	755	1,543,658
Carter’s, Inc.	15,175	1,395,948
Columbia Sportswear Co.	10,900	986,777
eBay, Inc.	18,350	1,050,721
Hyatt Hotels Corp., Class A (a)	10,900	1,040,405
O’Reilly Automotive, Inc. (a)	1,575	1,078,812
Ross Stores, Inc.	23,375	2,114,502
Tractor Supply Co.	4,400	1,026,828
Ulta Beauty, Inc. (a)	3,175	1,264,349
		11,502,000

Consumer Staples (4.0%)
Church & Dwight Co., Inc.	13,425	1,334,177
The Hershey Co.	7,950	1,722,208
The JM Smucker Co.	8,200	1,110,362
		4,166,747

Energy (3.8%)
Baker Hughes Co.	107,750	3,923,178
		3,923,178

Financials (16.5%)
Brown & Brown, Inc.	19,100	1,380,357
Cboe Global Markets, Inc.	10,375	1,187,108
East West Bancorp, Inc.	16,200	1,280,124
Everest Re Group Ltd.	4,575	1,378,814
FactSet Research Systems, Inc.	4,450	1,931,968
M&T Bank Corp.	11,425	1,936,537
Northern Trust Corp.	16,975	1,976,739
SEI Investments Co.	38,400	2,312,063
Signature Bank	4,725	1,386,740
T. Rowe Price Group, Inc.	14,700	2,222,492
		16,992,942

Health Care (12.3%)
Agilent Technologies, Inc.	9,675	1,280,293
Chemed Corp.	3,250	1,646,287
Henry Schein, Inc. (a)	13,175	1,148,728
Laboratory Corp. of America Holdings (a)	3,375	889,853
Medpace Holdings, Inc. (a)	6,700	1,096,053
Mettler-Toledo International, Inc. (a)	765	1,050,490
Steris PLC	6,675	1,613,815
Teleflex, Inc.	3,275	1,162,068
The Cooper Cos., Inc.	3,225	1,346,728
Waters Corp. (a)	4,625	1,435,554
		12,669,869

Industrials (14.9%)
AMETEK, Inc.	7,425	988,862
AO Smith Corp.	13,850	884,877
Cummins, Inc.	4,575	938,378
Donaldson Co., Inc.	22,200	1,152,845
Expeditors International of Washington, Inc.	15,975	1,647,981
Hubbell, Inc.	7,200	1,323,144
Lincoln Electric Holdings, Inc.	7,875	1,085,254
Masco Corp.	29,300	1,494,299
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Nordson Corp.	4,150	942,382
Stanley Black & Decker, Inc.	6,650	929,604
The Middleby Corp. (a)	5,600	918,064
Verisk Analytics, Inc.	5,650	1,212,660
W.W. Grainger, Inc.	3,475	1,792,370
		15,310,720

Information Technology (18.0%)
Akamai Technologies, Inc. (a)	8,600	1,026,754
Amdocs Ltd.	12,950	1,064,620
Amphenol Corp., Class A	18,125	1,365,719
ANSYS, Inc. (a)	2,725	865,596
Arista Networks, Inc. (a)	10,450	1,452,341
Aspen Technology, Inc. (a)	11,200	1,852,144
Broadridge Finance Solutions, Inc.	7,000	1,089,970
Check Point Software Technologies Ltd. (a)	7,750	1,071,515
F5, Inc. (a)	7,375	1,541,006
Paychex, Inc.	20,075	2,739,634
Synopsys, Inc. (a)	5,575	1,857,981
TE Connectivity Ltd.	12,125	1,588,132
Trimble, Inc. (a)	14,350	1,035,209
		18,550,621

Materials (4.8%)
AptarGroup, Inc.	13,775	1,618,563
Avery Dennison Corp.	7,125	1,239,536
Packaging Corp. of America	7,125	1,112,284
RPM International, Inc.	12,275	999,676
		4,970,059

Real Estate (4.9%)
Alexandria Real Estate Equities, Inc.	5,350	1,076,688
AvalonBay Communities, Inc.	4,575	1,136,292
Jones Lang LaSalle, Inc. (a)	7,650	1,831,869
Realty Income Corp.	13,900	963,270
		5,008,119

Utilities (6.0%)
Atmos Energy Corp.	16,650	1,989,509
Eversource Energy	24,480	2,158,891
ONE Gas, Inc.	23,375	2,062,610
		6,211,010
TOTAL COMMON STOCKS (Cost $65,687,399)		101,933,665

Investment Companies (1.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.25% (b)	1,095,294	1,095,294
TOTAL INVESTMENT COMPANIES (Cost $1,095,294)		1,095,294

Total Investments (Cost $66,782,693) — 100.1%		103,028,959
Liabilities in excess of other assets — (0.1)%		(84,139)
NET ASSETS — 100.0%		$102,944,820

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund
March 31, 2022 (Unaudited)

Common Stocks (98.5%)

Security Description	Shares	Fair Value ($)

Communication Services (3.9%)
Interpublic Group of Cos., Inc.	44,750	1,586,388
Omnicom Group, Inc.	29,225	2,480,618
		4,067,006

Consumer Discretionary (9.6%)
Carter’s, Inc.	11,880	1,092,841
Cavco Industries, Inc. (a)	4,425	1,065,761
Choice Hotels International, Inc.	12,400	1,757,824
Columbia Sportswear Co.	22,425	2,030,135
Texas Roadhouse, Inc.	9,940	832,276
TopBuild Corp. (a)	10,045	1,822,063
Williams Sonoma, Inc.	10,225	1,482,625
		10,083,525

Consumer Staples (4.6%)
Church & Dwight Co., Inc.	14,825	1,473,309
Flowers Foods, Inc.	42,050	1,081,106
Lamb Weston Holdings, Inc.	16,475	987,017
The JM Smucker Co.	9,825	1,330,403
		4,871,835

Financials (16.1%)
American Financial Group, Inc.	10,500	1,529,010
Brown & Brown, Inc.	19,925	1,439,980
Cboe Global Markets, Inc.	9,025	1,032,641
Cohen & Steers, Inc.	12,190	1,046,999
East West Bancorp, Inc.	28,200	2,228,364
FactSet Research Systems, Inc.	4,100	1,780,015
M&T Bank Corp.	11,400	1,932,300
SEI Investments Co.	34,225	2,060,687
Signature Bank	7,710	2,262,807
UMB Financial Corp.	15,725	1,527,841
		16,840,644

Health Care (15.5%)
Chemed Corp.	4,700	2,380,785
Haemonetics Corp. (a)	10,459	661,218
Henry Schein, Inc. (a)	20,725	1,807,013
Medpace Holdings, Inc. (a)	15,775	2,580,632
PerkinElmer, Inc.	13,550	2,363,933
Steris PLC	8,525	2,061,089
The Cooper Cos., Inc.	4,900	2,046,191
Waters Corp. (a)	7,500	2,327,925
		16,228,786

Industrials (19.7%)
Acuity Brands, Inc.	5,000	946,500
AO Smith Corp.	19,625	1,253,841
Applied Industrial Technologies, Inc.	16,850	1,729,821
C.H. Robinson Worldwide, Inc.	10,550	1,136,341
Donaldson Co., Inc.	30,025	1,559,197
Expeditors International of Washington,
Inc.	15,725	1,622,191
Franklin Electric Co., Inc.	11,600	963,264
Hubbell, Inc.	9,025	1,658,524
Lincoln Electric Holdings, Inc.	11,045	1,522,111
Masco Corp.	25,525	1,301,775
Nordson Corp.	5,925	1,345,449
Robert Half International, Inc.	18,225	2,080,931
Snap-on, Inc.	4,918	1,010,551
The Middleby Corp. (a)	8,300	1,360,702
The Toro Co.	12,630	1,079,739
		20,570,937

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Information Technology (15.6%)
Akamai Technologies, Inc. (a)	16,925	2,020,675
Amdocs Ltd.	16,950	1,393,460
Aspen Technology, Inc. (a)	17,600	2,910,512
Broadridge Finance Solutions, Inc.	8,725	1,358,570
Dolby Laboratories, Inc., Class A	7,260	567,877
F5, Inc. (a)	7,310	1,527,425
Jack Henry & Associates, Inc.	7,675	1,512,358
Manhattan Associates, Inc. (a)	9,400	1,303,874
NetApp, Inc.	16,625	1,379,875
Progress Software Corp.	27,025	1,272,607
Trimble, Inc. (a)	15,225	1,098,332
		16,345,565

Materials (5.8%)
AptarGroup, Inc.	16,725	1,965,188
Avery Dennison Corp.	6,910	1,202,133
Packaging Corp. of America	7,585	1,184,094
RPM International, Inc.	21,825	1,777,428
		6,128,843

Real Estate (7.7%)
CubeSmart	23,225	1,208,397
Jones Lang LaSalle, Inc. (a)	8,600	2,059,356
Lamar Advertising Co., Class A	13,425	1,559,717
Physicians Realty Trust	94,600	1,659,283
STAG Industrial, Inc.	39,550	1,635,393
		8,122,146
TOTAL COMMON STOCKS (Cost $77,425,138)		103,259,287

Investment Companies (1.9%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.25% (b)	1,948,564	1,948,564
TOTAL INVESTMENT COMPANIES (Cost $1,948,564)		1,948,564

Total Investments (Cost $79,373,702) — 100.4%		105,207,851
Liabilities in excess of other assets — (0.4)%		(369,242)
NET ASSETS — 100.0%		$104,838,609

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2022.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund
March 31, 2022 (Unaudited)

Common Stocks (99.0%)

Security Description	Shares	Fair Value ($)

Communication Services (0.9%)
Cargurus, Inc. (a)	204,278	8,673,644
		8,673,644

Consumer Discretionary (11.5%)
Carter’s, Inc.	126,100	11,599,939
Cavco Industries, Inc. (a)	52,675	12,686,774
Choice Hotels International, Inc.	117,575	16,667,432
Columbia Sportswear Co.	190,400	17,236,912
Helen of Troy Ltd. (a)	51,775	10,139,616
Monro, Inc.	105,425	4,674,545
Shutterstock, Inc.	130,600	12,156,248
Texas Roadhouse, Inc.	116,575	9,760,825
TopBuild Corp. (a)	78,150	14,175,628
		109,097,919

Consumer Staples (4.3%)
Central Garden & Pet Co. (a)	218,100	8,894,118
Flowers Foods, Inc.	705,025	18,126,193
Lancaster Colony Corp.	89,275	13,315,366
		40,335,677

Energy (4.4%)
Cactus, Inc., Class A	393,291	22,315,331
Helmerich & Payne, Inc.	464,150	19,856,337
		42,171,668

Financials (14.5%)
1st Source Corp.	135,950	6,287,688
Bank of Hawaii Corp.	88,592	7,434,641
Camden National Corp.	76,750	3,610,320
Cathay General Bancorp	244,275	10,931,306
Cohen & Steers, Inc.	194,825	16,733,519
Columbia Banking System, Inc.	225,925	7,290,600
Evercore, Inc.	95,032	10,578,962
First Hawaiian, Inc.	230,025	6,415,397
German American Bancorp	78,650	2,987,914
Independent Bank Corp.	133,725	10,923,995
Lakeland Financial Corp.	134,925	9,849,525
Selective Insurance Group, Inc.	169,750	15,168,860
Tompkins Financial Corp.	70,125	5,488,684
UMB Financial Corp.	180,050	17,493,657
Washington Trust Bancorp, Inc.	119,275	6,261,938
		137,457,006

Health Care (18.7%)
Atrion Corp.	16,150	11,514,950
Chemed Corp.	42,650	21,604,357
Corcept Therapeutics, Inc. (a)	496,975	11,191,877
CorVel Corp. (a)	101,525	17,100,871
Ensign Group, Inc.	107,650	9,689,577
Globus Medical, Inc., Class A (a)	237,372	17,513,306
Haemonetics Corp. (a)	226,946	14,347,526
ICU Medical, Inc. (a)	84,475	18,807,514
Medpace Holdings, Inc. (a)	123,450	20,195,186
Premier, Inc.	508,700	18,104,632
U.S. Physical Therapy, Inc.	166,525	16,560,911
		176,630,707

Industrials (14.7%)
Acuity Brands, Inc.	51,775	9,801,008
Applied Industrial Technologies, Inc.	154,075	15,817,340
Comfort Systems USA, Inc.	81,450	7,249,865
Donaldson Co., Inc.	304,350	15,804,895

Common Stocks (continued)

Security Description	Shares	Fair Value ($)

Industrials (continued)
Forward Air Corp.	92,800	9,073,984
Franklin Electric Co., Inc.	123,575	10,261,668
Insperity, Inc.	73,225	7,353,255
Landstar System, Inc.	89,275	13,465,348
Lincoln Electric Holdings, Inc.	112,950	15,565,639
UniFirst Corp.	65,300	12,033,484
Valmont Industries, Inc.	39,775	9,490,314
Watts Water Technologies, Inc., Class A	97,400	13,596,066
		139,512,866

Information Technology (16.6%)
Badger Meter, Inc.	89,275	8,901,610
CDK Global, Inc.	242,175	11,789,079
CSG Systems International, Inc.	259,925	16,523,432
ExlService Holdings, Inc. (a)	152,385	21,832,199
InterDigital, Inc.	147,850	9,432,830
Manhattan Associates, Inc. (a)	120,300	16,686,813
Power Integrations, Inc.	256,600	23,781,688
Progress Software Corp.	298,250	14,044,593
Qualys, Inc. (a)	145,750	20,756,257
Teradata Corp. (a)	273,550	13,483,280
		157,231,781

Materials (5.1%)
AptarGroup, Inc.	81,650	9,593,875
Minerals Technologies, Inc.	163,000	10,782,450
Sensient Technologies Corp.	144,775	12,153,861
Silgan Holdings, Inc.	340,175	15,726,291
		48,256,477

Real Estate (3.8%)
Physicians Realty Trust	1,033,975	18,135,921
STAG Industrial, Inc.	430,850	17,815,648
		35,951,569

Utilities (4.5%)
Chesapeake Utilities Corp.	62,575	8,620,332
IDACORP, Inc.	155,375	17,924,060
ONE Gas, Inc.	115,250	10,169,660
Unitil Corp.	127,100	6,339,748
		43,053,800
TOTAL COMMON STOCKS (Cost $749,443,212)		938,373,114

Investment Companies (1.3%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.25% (b)	12,238,383	12,238,383
TOTAL INVESTMENT COMPANIES (Cost $12,238,383)		12,238,383

Total Investments (Cost $761,681,595) — 100.3%		950,611,497
Liabilities in excess of other assets — (0.3)%		(2,862,049)
NET ASSETS — 100.0%		$947,749,448

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of March 31, 2022.

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
March 31, 2022 (Unaudited)

Common Stocks (98.1%)
Security Description	Shares	Fair Value ($)

Australia (6.5%)
Brambles Ltd.	133,800	986,388
CSL Ltd.	6,700	1,330,244
Insurance Australia Group Ltd.	280,000	911,580
Origin Energy Ltd.	181,339	838,906
Telstra Corp. Ltd.	322,700	951,421
Woodside Petroleum Ltd.	40,322	961,797
		5,980,336

Belgium (0.7%)
Colruyt SA	14,700	609,472
		609,472

Canada (11.0%)
Bank of Montreal	11,200	1,318,106
BCE, Inc.	11,100	615,384
Canadian National Railway Co.	10,200	1,368,432
Great-West Lifeco, Inc.	19,500	574,704
Intact Financial Corp.	4,300	635,437
Magna International, Inc.	7,400	475,139
Metro, Inc.	13,500	777,168
Royal Bank of Canada	13,000	1,431,456
The Bank of Nova Scotia	19,000	1,361,920
The Toronto-Dominion Bank	20,700	1,642,586
		10,200,332

Denmark (2.5%)
Novo Nordisk A/S	15,000	1,661,496
Novozymes A/S	9,400	643,466
		2,304,962

Finland (0.7%)
Kone Oyj	13,200	691,260
		691,260

France (9.9%)
Air Liquide SA	6,300	1,101,965
Danone SA	13,700	754,600
Dassault Systemes SE (a)	19,300	950,875
EssilorLuxottica SA	4,700	857,843
Imerys SA	19,700	844,072
Legrand SA	11,300	1,074,108
L’Oreal SA	2,400	960,505
Publicis Groupe SA	11,100	674,193
Schneider Electric SE	7,900	1,318,774
Societe BIC SA	11,700	590,814
		9,127,749

Germany (7.3%)
Allianz SE	2,900	692,408
Deutsche Boerse AG	6,700	1,203,413
Fresenius SE & Co. KGaA	26,700	982,322
Hannover Rueck SE	2,800	476,816
Henkel AG & Co. KGaA	9,700	642,860
Merck KGaA	5,000	1,046,999
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	1,800	482,093
SAP AG	10,700	1,193,776
		6,720,687

Hong Kong (2.5%)
Hang Lung Properties Ltd.	354,000	712,253
Hang Seng Bank Ltd.	48,200	927,185
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Hong Kong (continued)
Sino Land Co. Ltd.	548,000	707,535
		2,346,973

Ireland (1.8%)
Experian PLC	29,000	1,118,177
Smurfit Kappa Group PLC	12,000	531,799
		1,649,976

Israel (1.3%)
Check Point Software Technologies Ltd. (a)	4,600	635,996
Nice Ltd. (a)	2,574	563,688
		1,199,684

Italy (1.9%)
FinecoBank Banca Fineco SpA	35,700	542,129
Snam SpA	90,171	520,664
Terna Rete Elettrica Nazionale SpA	83,200	715,473
		1,778,266

Japan (19.2%)
Astellas Pharma, Inc.	37,300	584,823
Benesse Holdings, Inc.	31,400	576,524
Chugai Pharmaceutical Co. Ltd.	25,000	836,220
Daiwa House Industry Co. Ltd.	18,590	485,758
Denso Corp.	12,600	804,156
Fast Retailing Co. Ltd.	1,500	770,716
INPEX Corp.	84,600	1,004,748
JSR Corp.	24,500	722,508
Kao Corp.	10,400	427,008
Kurita Water Industries Ltd.	13,000	479,912
Mitsubishi Estate Co. Ltd.	35,300	525,085
Nippon Telegraph & Telephone Corp.	27,200	790,476
Nitto Denko Corp.	12,400	888,821
Nomura Research Institute Ltd.	24,200	791,597
Oracle Corp.	9,100	632,059
Oriental Land Co. Ltd.	4,100	782,907
Sumitomo Mitsui Financial Group, Inc.	31,300	999,078
Sysmex Corp.	5,900	428,495
Terumo Corp.	15,200	460,419
The Chiba Bank Ltd.	133,700	788,217
The Hachijuni Bank Ltd.	171,000	567,564
Tokio Marine Holdings, Inc.	10,900	634,072
Toyota Motor Corp.	75,800	1,358,067
Trend Micro, Inc.	16,600	969,170
Yamato Holdings Co. Ltd.	25,700	481,191
		17,789,591

Luxembourg (1.1%)
Tenaris SA	69,200	1,042,801
		1,042,801

Netherlands (4.2%)
ASML Holding NV	1,900	1,267,123
Koninklijke Ahold Delhaize NV	32,200	1,034,966
Koninklijke Vopak NV	17,400	562,902
Wolters Kluwer NV	9,700	1,032,417
		3,897,408

Norway (1.3%)
Equinor ASA	32,025	1,202,232
		1,202,232

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
March 31, 2022 (Unaudited)

Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	539,400	590,826
Singapore Exchange Ltd.	77,200	566,270
		1,157,096

Spain (0.7%)
Industria de Diseno Textil SA	28,400	617,866
		617,866

Sweden (2.9%)
Assa Abloy AB, Class B	28,100	758,037
Atlas Copco AB, Class A	11,000	571,157
H & M Hennes & Mauritz AB	48,300	645,342
Svenska Handelsbanken AB	78,700	724,636
		2,699,172

Switzerland (9.2%)
Cie Financiere Richemont SA	8,600	1,091,074
Givaudan SA	290	1,193,962
Nestle SA	14,900	1,934,645
Roche Holding AG	3,500	1,384,388
SGS SA	390	1,083,836
Sonova Holding AG	2,600	1,084,638
Zurich Insurance Group AG	1,400	690,352
		8,462,895

United Kingdom (12.1%)
Compass Group PLC	48,800	1,051,496
Croda International PLC	10,400	1,068,631
ITV PLC (a)	388,000	415,211
Johnson Matthey PLC	34,700	850,126
National Grid PLC	72,100	1,107,227
Next PLC	5,900	465,161
Reckitt Benckiser Group PLC	6,800	519,675
RELX PLC	45,200	1,407,634
Schroders PLC	21,700	914,289
Smith & Nephew PLC	47,700	760,177
The Sage Group PLC	101,800	933,365
Unilever PLC	23,000	1,041,009
WPP PLC	48,600	635,872
		11,169,873

TOTAL COMMON STOCKS (Cost
$77,261,903)		90,648,631

Investment Companies (1.6%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.25% (b)	1,524,815	1,524,815
TOTAL INVESTMENT COMPANIES (Cost
$1,524,815)		1,524,815

Total Investments (Cost $78,786,718) — 99.7%		92,173,446
Other assets in excess of liabilities — 0.3%		310,211
NET ASSETS — 100.0%		$92,483,657

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2022.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2022:

Percentage of
Industry	Total Net Assets
Financials	19.5%
Industrials	14.7
Health Care	11.5
Consumer Discretionary	10.2
Consumer Staples	9.4
Materials	8.7
Information Technology	8.6
Energy	5.1
Communication Services	4.4
Utilities	3.4
Real Estate	2.6
Investment Companies	1.6
Other net assets	0.3
Total	100.0%

2